UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2016

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.8%
Education - 8.5%
Build NYC Resource Corp., NY, Revenue:
Ethical Culture Fieldston School	5.000%	6/1/22	$425,000	$507,229
Ethical Culture Fieldston School	5.000%	6/1/23	650,000	790,114
Ethical Culture Fieldston School	5.000%	6/1/24	775,000	953,327
Ethical Culture Fieldston School	5.000%	6/1/26	235,000	291,670
Madison County, NY, Capital Resource Corp. Revenue, Colgate University Project	5.000%	7/1/25	565,000	698,086
New York State Dormitory Authority Revenue, Non-State Supported Debt:
New School University	5.250%	7/1/30	9,000,000	10,287,720
Pratt Institute	5.000%	7/1/22	340,000	409,860
Pratt Institute	5.000%	7/1/23	270,000	331,625
Pratt Institute	5.000%	7/1/24	250,000	312,652
Pratt Institute	5.000%	7/1/25	250,000	311,405
Pratt Institute	5.000%	7/1/26	500,000	619,910
Pratt Institute	5.000%	7/1/29	500,000	609,280
State University Dormitory Facilities	5.000%	7/1/31	1,300,000	1,613,859
State University Dormitory Facilities	5.000%	7/1/32	1,400,000	1,732,892
State University Dormitory Facilities	5.000%	7/1/33	1,750,000	2,158,170
State University Dormitory Facilities	5.000%	7/1/36	1,835,000	2,238,223

Total Education				23,866,022

Health Care - 13.8%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group	5.000%	7/1/30	1,155,000	1,384,256
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project	5.000%	7/1/26	600,000	723,414
New York Methodist Hospital Project	5.000%	7/1/28	1,000,000	1,181,200
New York Methodist Hospital Project	5.000%	7/1/29	400,000	468,752
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/27	5,690,000	6,585,947
Winthrop University Hospital Assistance Project	5.000%	7/1/27	2,000,000	2,344,800
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Mount Sinai Hospital	5.000%	7/1/23	3,000,000	3,414,660
Municipal Health Facility	5.000%	1/15/25	5,000,000	5,276,100
North Shore Long Island Jewish Health System	5.000%	5/1/21	3,000,000	3,309,180
North Shore Long Island Jewish Health System	5.000%	5/1/22	2,305,000	2,544,789
North Shore Long Island Jewish Health System	5.000%	5/1/23	2,150,000	2,371,579
North Shore Long Island Jewish Health System	5.000%	5/1/26	3,000,000	3,493,620
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	100,000	100,294
Suffolk County, NY, Economic Development Corp. Revenue, Catholic Health Services	5.000%	7/1/22	5,000,000	5,757,800

Total Health Care				38,956,391

Housing - 2.7%
New York City, NY, HDC Revenue	5.000%	7/1/22	4,000,000	4,797,040
New York City, NY, HDC Revenue	4.750%	11/1/29	2,500,000	2,726,200

Total Housing				7,523,240

Industrial Revenue - 5.0%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	4.500%	1/1/25	1,000,000	1,138,880	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
New York State Transportation Development Corp. Special Facilities Revenue, American Airlines Inc., John F Kennedy International Airport Project	5.000%	8/1/26	$2,500,000	$2,779,925	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,541,040
Rockland County, NY, Solid Waste Management Authority Revenue, AGC	5.750%	12/15/23	5,000,000	5,546,000

Total Industrial Revenue				14,005,845

Leasing - 1.4%
Capital District Youth Center, Lease Revenue, LOC-KeyBank N.A.	6.000%	2/1/17	65,000	65,023
New York City, NY, TFA, Building Aid Revenue	5.000%	7/15/26	1,750,000	2,207,485
New York City, NY, TFA, Building Aid Revenue	5.000%	7/15/28	1,435,000	1,786,044

Total Leasing				4,058,552

Local General Obligation - 4.1%
Monroe County, NY, GO, Public Improvement	6.000%	3/1/18	1,000,000	1,077,440
New York, NY, GO	5.000%	8/1/21	5,030,000	5,995,559
New York, NY, GO	5.000%	5/15/22	4,000,000	4,447,560

Total Local General Obligation				11,520,559

Other - 0.7%
Municipal Assistance Corp. for the City of Troy, NY, Revenue, Capital Appreciation, NATL	0.000%	1/15/19	1,990,000	1,937,822

Power - 2.4%
Utility Debt Securitization Authority, NY, Revenue:
Restructuring	5.000%	12/15/27	1,250,000	1,561,175
Restructuring	5.000%	12/15/30	4,000,000	5,141,920

Total Power				6,703,095

Pre-Refunded/Escrowed to Maturity - 10.2%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	5.750%	7/15/20	4,355,000	5,052,105	(c)
MTA, NY, Revenue, Transportation	6.250%	11/15/23	2,800,000	3,136,056	(c)
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/24	3,880,000	4,311,184	(c)
New York State Dormitory Authority Revenue:
State University Dormitory Facilities	5.000%	7/1/23	1,685,000	1,817,340	(c)
State University Dormitory Facilities	5.000%	7/1/24	3,050,000	3,289,547	(c)
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Fordham University, AGC	5.000%	7/1/23	1,000,000	1,078,540	(c)
NYU Hospitals Center	5.250%	7/1/24	4,000,000	4,666,560	(c)
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue	5.000%	4/1/23	4,000,000	4,356,200	(c)
New York State Thruway Authority, State Personal Income Tax Revenue	5.000%	3/15/19	1,000,000	1,045,950	(c)

Total Pre-Refunded/Escrowed to Maturity				28,753,482

Special Tax Obligation - 28.3%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	5.750%	7/15/18	1,400,000	1,518,314
Guam Government Limited., Obligation Revenue	5.000%	12/1/29	900,000	1,103,337
Guam Government Limited., Obligation Revenue	5.000%	12/1/30	1,000,000	1,220,880
Guam Government Limited., Obligation Revenue	5.000%	12/1/31	1,000,000	1,215,840
New York City, NY, TFA Revenue:

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
Future Tax Secured	5.000%	5/1/24	$4,120,000	$4,574,395
Future Tax Secured, Fiscal 2017	4.000%	5/1/36	3,500,000	3,960,530	(d)
Future Tax Subordinated	5.000%	2/1/35	6,000,000	7,419,840
New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc.	5.750%	12/1/18	5,000,000	5,530,850
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/19	1,670,000	1,780,855
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	2/15/20	7,000,000	7,773,290
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/23	2,500,000	2,661,975
New York State Dormitory Authority, State Personal Income Tax Revenue:
Education, AMBAC	5.500%	3/15/25	7,440,000	9,862,092
General Purpose	5.000%	2/15/25	2,500,000	3,137,925
New York State Thruway Authority Personal Income Tax Revenue:
Transportation	5.000%	3/15/23	500,000	618,900
Transportation	5.000%	3/15/24	1,705,000	2,106,834
Transportation	5.000%	3/15/25	1,000,000	1,233,560
New York State Urban Development Corp. Revenue, Refunding Service Contract	5.250%	1/1/25	4,245,000	4,593,557
United Nations Development Corp., NY, Revenue	5.000%	7/1/23	3,000,000	3,339,840
United Nations Development Corp., NY, Revenue	5.000%	7/1/25	4,000,000	4,455,520
United Nations Development Corp., NY, Revenue	5.000%	7/1/26	3,000,000	3,336,300
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/19	3,250,000	3,343,925
Matching Fund Loan	5.000%	10/1/25	5,000,000	4,991,350

Total Special Tax Obligation				79,779,909

Transportation - 14.0%
MTA, NY, Revenue	5.250%	11/15/23	5,760,000	6,788,333
MTA, NY, Revenue	6.250%	11/15/23	700,000	784,504
MTA, NY, Revenue	5.000%	11/15/25	1,500,000	1,795,230
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/17	2,215,000	2,278,039	(a)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/35	3,000,000	3,659,010
New York State Transportation Development Corp., Special Facilities Revenue, Laguardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/37	4,000,000	4,294,160	(a)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/25	2,000,000	2,490,920	(a)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	5,935,000	7,336,906	(a)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	8,000,000	9,914,080	(a)

Total Transportation				39,341,182

Water & Sewer - 5.7%
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/26	900,000	1,121,409
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/27	1,000,000	1,236,870
Guam Government Waterworks Authority, Water & Wastewater System Revenue	5.000%	7/1/35	850,000	977,585
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue	5.250%	6/15/22	5,915,000	6,655,026

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue:
Revolving Funds, NYC Municipal Water Finance Project, Second Resolution	5.000%	6/15/23	$1,250,000	$1,562,787
Revolving Funds, NYC Municipal Water Finance Project, Second Resolution	5.000%	6/15/24	1,500,000	1,878,675
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/30	200,000	245,268
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/31	250,000	305,488
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/32	700,000	852,915
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/34	1,040,000	1,257,256

Total Water & Sewer				16,093,279

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $251,273,354)				272,539,378

SHORT-TERM INVESTMENTS - 3.7%
MUNICIPAL BONDS - 3.7%
Education - 0.3%
New York State Dormitory Authority Revenue, Non-State Supported Debt, St. John’s University, LOC-U.S. Bank N.A.	0.560%	7/1/37	810,000	810,000	(e)(f)

Finance - 1.3%
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.680%	8/1/22	240,000	240,000	(e)(f)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.680%	11/1/22	3,400,000	3,400,000	(e)(f)

Total Finance				3,640,000

Housing: Multi-Family - 0.2%
New York State Housing Finance Agency Revenue, Worth Street, LIQ-FNMA, LOC-FNMA	0.680%	5/15/33	500,000	500,000	(a)(e)(f)

Other - 0.1%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.680%	11/1/26	200,000	200,000	(e)(f)

Tax Allocation - 0.9%
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.570%	11/15/21	2,500,000	2,500,000	(e)(f)

Transportation - 0.7%
MTA, NY, Revenue, LOC-Citibank N.A.	0.610%	11/15/50	2,100,000	2,100,000	(e)(f)

Utilities - 0.0%
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-JPMorgan Chase	0.660%	10/1/33	100,000	100,000	(e)(f)

Water & Sewer - 0.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.680%	6/15/32	200,000	200,000	(e)(f)
Second General Resolution, SPA-Dexia Credit Local	0.700%	6/15/32	400,000	400,000	(e)(f)

Total Water & Sewer				600,000

TOTAL MUNICIPAL BONDS (Cost - $10,450,000)				10,450,000

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $78,231)	0.260%	78,231	$78,231

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,528,231)			10,528,231

TOTAL INVESTMENTS - 100.5% (Cost - $261,801,585#)			283,067,609
Liabilities in Excess of Other Assets - (0.5)%			(1,518,985)

TOTAL NET ASSETS - 100.0%			$281,548,624

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$272,539,378	—	$272,539,378

Short-Term Investments†:
Municipal Bonds	—	$10,450,000	—	$10,450,000
Money Market Funds	$78,231	—	—	78,231

Total Short-Term Investments	$78,231	$10,450,000	—	$10,528,231

Total Investments	$78,231	$282,989,378	—	$283,067,609

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$16,640	—	—	$16,640

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,269,623
Gross unrealized depreciation	(3,599)

Net unrealized appreciation	$21,266,024

At August 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	29	12/16	$4,924,235	$4,940,875	$(16,640)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2016